Loans, Impaired Loans and Allowance for Credit Losses - Schedule of Loans at Amortized Cost (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Net Carrying Amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 566,105	$ 551,834
Net Carrying Amount [member] | Residential mortgages [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	257,940	252,679
Net Carrying Amount [member] | Loans to consumers [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	94,539	93,910
Net Carrying Amount [member] | Credit Card [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,912	15,272
Net Carrying Amount [member] | Business and government [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	197,714	189,973
Impaired loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	571,216	556,899
Impaired loans [member] | Residential mortgages [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	258,649	253,357
Impaired loans [member] | Loans to consumers [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	96,650	96,019
Impaired loans [member] | Credit Card [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,124	16,485
Impaired loans [member] | Business and government [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	198,793	191,038
Financial assets individually assessed for credit losses [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,111	5,065
Financial assets individually assessed for credit losses [member] | Residential mortgages [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	709	678
Financial assets individually assessed for credit losses [member] | Loans to consumers [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,111	2,109
Financial assets individually assessed for credit losses [member] | Credit Card [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,212	1,213
Financial assets individually assessed for credit losses [member] | Business and government [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,079	$ 1,065